Stock Option and Restricted Stock Plans - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008 Stock Incentive Plan
Number of shares authorized under plan			500,000
Maximum number of shares shares base stock option award granted to per employee			25,000
Stock option awards vest period	9 years 3 months
Share Based Compensation Arrangement By Share Based Payment Award Award Contractual Period	9 years 6 months
Allocated Share-based Compensation Expense	$ 188,000	$ 213,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	64,000	72,000
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan	$ 738,000	$ 926,000
Total unrecognized compensation cost related to nonvested share-based compensatiocost is expected to be recognized over a weighted-average period	5 years 2 months 12 days